Share Capital	12 Months Ended
Feb. 29, 2012
Share Capital [Text Block]
8.	Shareholders’ Equity

a)	Share capital	Number of Authorized Shares
		2012	2011	2010
	Common shares without par value	500,000,000	500,000,000	500,000,000

	Preferred shares without par value	9,999,900	9,999,900	9,999,900
	Series “A” preferred shares	1,000,000	1,000,000	1,000,000
	Series “B” preferred shares	100	100	100
	Series “C” preferred shares	1,000,000	1,000,000	1,000,000
	Series “D” preferred shares	4,000,000	4,000,000	4,000,000
	Series “E” preferred shares	4,000,000	4,000,000	4,000,000
		20,000,000	20,000,000	20,000,000

There are no preferred shares outstanding as at February 29, 2012 (2011 - nil; 2010 - nil).

In the year ended February 29, 2012, the Company repurchased and cancelled 344,381 of its issued and outstanding shares in the amount of $1,149,228, and cancelled an additional 5,600 shares held in treasury at prior year-end in the amount of $19,536. Since the average issue price of cancelled common shares at the time of repurchase was $11.34, share capital has been reduced by $3,968,492 and additional paid-in capital has been increased by $2,780,192.

In the year ended February 28, 2011, the Company repurchased 349,626 of its issued and outstanding shares in the amount of $1,032,524, of which 5,600 shares were held in treasury at year-end in the amount of $19,536. For those shares repurchased and cancelled, share capital was reduced by $3,901,323 and additional paid-in capital increased by $2,888,335.

In the year ended February 28, 2010, the Company repurchased 68,350 of its issued and outstanding shares in the amount of $187,417. On cancellation of these shares, share capital was reduced by $775,089 and additional paid-in capital increased by $587,672.

b)	Shareholder protection rights plan

On August 26, 2003, a Shareholder Protection Rights Plan was adopted whereby one share purchase right is attached to each outstanding common share, exercisable only in the case of a specific event, such as the acquisition by an acquirer of 20% or more of the issued common shares of the Company, and at a predetermined calculated price.

At the Annual General Meeting on June 30, 2010, shareholders approved the updating and five-year extension of the Company’s Shareholder Protection Rights Plan.

c)	Stock options

The Company occasionally grants stock options to its employees, officers, directors and consultants to purchase common shares of the Company. The options granted are exercisable at a price which is equal to or greater than the fair market value of the common shares at the date the options are granted. The options are granted with varied vesting periods including immediately, one and five years. Options granted generally have a life of 10 years. The Company does not have a formal stock option plan.

At February 29, 2012, stock options were outstanding and exercisable as follows:

		Weighted
		Average	Weighted		Weighted
	Number of	Remaining	Average	Number of	Average
Range of	Options	Contractual	Exercise	Options	Exercise
Exercise Prices	Outstanding	Life (Years)	Price (USD)	Exercisable	Price (USD)
$2.45 to $2.99	692,000	8.25	2.45	692,000	2.45
$3.00 to $3.99	194,000	7.11	3.17	131,370	3.12
$4.00 to $5.99	40,433	2.54	5.07	40,433	5.07
$6.00 to $24.65	50,000	5.64	9.21	40,756	9.50
	976,433			904,559

A summary of the Company’s stock option activity is as follows:

		Weighted Average
	Outstanding	Exercise Price
	Options	(USD)
Options outstanding as at March 1, 2009	418,166	$5.10
Granted	65,000	3.50
Forfeited	(25,333)	5.84
Expired	(22,033)	6,43
Options outstanding as at February 28, 2010	435,800	4.74
Granted	747,000	2.45
Forfeited	(64,166)	3.16
Expired	(149,634)	4.82
Options outstanding as at February 28, 2011	969,000	3.07
Granted	20,000	3.00
Expired	(5,167)	7.22
Exercised	(7,400)	2.63
Options outstanding as at February 29, 2012	976,433	$3.05

Options exercisable, February 29, 2012	904,559	2.98
Options vested and expected to vest	976,433	$3.05

The aggregate intrinsic value of stock options exercised during the year ended February 29, 2012 was $8,060 USD (2011 - $nil, 2010 - $nil).

The aggregate intrinsic value of stock options outstanding as at February 29, 2012 was $1,059,900 USD (2011 - $667,950, 2010 - $nil).

The aggregate intrinsic value of stock options exercisable as at February 29, 2012 was $1,023,571 USD (2011 - $560,052, 2010 - $nil).

A summary of the Company’s non-vested stock option activity and related information for the year ended February 29, 2012 is as follows:

		Weighted Average
	Outstanding	Exercise
	Options	Price (USD)
Non-vested at March 1, 2011	213,225	3.36
Granted	20,000	3.00
Vested	(159,755)	3.11
Forfeited	(1,596)	3.00
Non-vested at February 29, 2012	71,874	7.93

As of February 29, 2012, there was $217,622 of total unrecognized compensation cost related to non-vested stock options. That cost is expected to be recognized over a weighted average period of 1.0 years.

d)	Share purchase warrants

The Company’s issued and outstanding share purchase warrants as at February 29, 2012, February 28, 2011 and February 28, 2010 are as follows:

	Number of	USD Average
	Warrants	Exercise Price

Share purchase warrants issued and outstanding	363,400	$19.75

The Company issued 330,000 common share purchase warrants related to the private placement and 33,400 common share purchase warrants to the placement agent pursuant to the terms of an agreement related to the issuance of common shares on August 9, 2007. Each common share purchase warrant is exercisable for the purchase of one common share and all of the warrants expire on February 9, 2013. Subject to certain exclusions, the exercise price of the warrants is adjustable downwards to a minimum of $16.45 USD per share in the event that the Company issues new shares at a price lower than the exercise price.

e)	Earnings (loss) per common share

The Company uses the Treasury Stock Method to calculate earnings (loss) per common share. Under this method basic earnings (loss) per share is based on the weighted average aggregate number of common and non-voting shares outstanding during each period. The diluted earnings per share calculation assumes that the outstanding stock options and share purchase warrants had been exercised at the beginning of the period.

For the years ended February 29, 2012, February 28, 2011, and February 28, 2010, common equivalent shares (consisting of shares issuable on exercise of stock options and warrants) totaling 511,400, 1,332,400 and 799,200, respectively, were not included in the computation of diluted earnings per share because the effect was anti-dilutive.

Reconciliations of weighted average shares used in the earnings (loss) per common share calculations are set out below:

	2012	2011	2010
Weighted average shares - basic EPS	3,368,751	3,853,866	3,980,202
Plus: incremental shares from assumed exercise of stock options	173,108	-	-
Weighted average shares - diluted EPS	3,541,859	3,853,866	3,980,202